SCHEDULE OF ACCOUNTS RECEIVABLE AND SUBSEQUENT COLLECTION (Details) - USD ($)	6 Months Ended	12 Months Ended
	Mar. 31, 2023	Sep. 30, 2022	Sep. 30, 2021
Accounts receivable, gross	$ 4,986,688
Percentage of subsequent collection	40.00%
Allowance for doubtful accounts
Accounts receivable, net	4,986,688	2,032,717
One Eighty Holdings Ltd [Member]
Accounts receivable, gross	$ 2,763,511	$ 3,001,188	$ 867,362
Percentage of subsequent collection	45.00%	97.00%
Allowance for doubtful accounts
Accounts receivable, net	2,763,511	3,001,187	867,362
Accounts receivable, net	2,763,511	3,001,188	867,362
Accounts Receivable by Aging Bucket [Member] | One Eighty Holdings Ltd [Member]
Accounts receivable, gross		$ 3,001,188	$ 867,362
Percentage of subsequent collection		73.00%	99.00%
Allowance for doubtful accounts
Accounts receivable, net		3,001,188	867,362
Subsequent Collection [Member]
Accounts receivable, gross	$ 1
Percentage of subsequent collection	40.00%
Allowance for doubtful accounts
Accounts receivable, net	$ 1,983,679
Percentage of subsequent collection, net	40.00%
Subsequent Collection [Member] | One Eighty Holdings Ltd [Member]
Accounts receivable, gross	$ 1,252,002	$ 2,909,743
Percentage of subsequent collection	45.00%	97.00%
Allowance for doubtful accounts
Accounts receivable, net	1,252,002	2,909,743
Subsequent Collection [Member] | Accounts Receivable by Aging Bucket [Member] | One Eighty Holdings Ltd [Member]
Accounts receivable, gross		$ 2,194,872	$ 856,100
Percentage of subsequent collection		73.00%	99.00%
Allowance for doubtful accounts
Accounts receivable, net		2,194,872	856,100
Less Than 6 Months [Member]
Accounts receivable, gross	4,617,556
Less Than 6 Months [Member] | Subsequent Collection [Member]
Accounts receivable, gross	$ 1,614,547
Percentage of subsequent collection	35.00%
From 7 To 9 Months [Member]
Accounts receivable, gross	$ 369,132
From 7 To 9 Months [Member] | Subsequent Collection [Member]
Accounts receivable, gross	$ 369,132
Percentage of subsequent collection	100.00%
From 10 To 12 Months [Member]
Accounts receivable, gross
From 10 To 12 Months [Member] | Subsequent Collection [Member]
Accounts receivable, gross
Over 1 Year [Member]
Accounts receivable, gross
Over 1 Year [Member] | Subsequent Collection [Member]
Accounts receivable, gross
1 To 3 Months [Member] | One Eighty Holdings Ltd [Member]
Accounts receivable, gross	1,165,461	2,350,119
1 To 3 Months [Member] | Accounts Receivable by Aging Bucket [Member] | One Eighty Holdings Ltd [Member]
Accounts receivable, gross		2,350,119	555,561
1 To 3 Months [Member] | Subsequent Collection [Member] | One Eighty Holdings Ltd [Member]
Accounts receivable, gross	$ 409,595	$ 2,259,547
Percentage of subsequent collection	35.00%	96.00%
1 To 3 Months [Member] | Subsequent Collection [Member] | Accounts Receivable by Aging Bucket [Member] | One Eighty Holdings Ltd [Member]
Accounts receivable, gross		$ 1,592,583	$ 555,561
Percentage of subsequent collection		68.00%	100.00%
4 To 6 Months [Member] | One Eighty Holdings Ltd [Member]
Accounts receivable, gross	$ 1,598,050	$ 640,895
4 To 6 Months [Member] | Accounts Receivable by Aging Bucket [Member] | One Eighty Holdings Ltd [Member]
Accounts receivable, gross		640,895	$ 146,825
4 To 6 Months [Member] | Subsequent Collection [Member] | One Eighty Holdings Ltd [Member]
Accounts receivable, gross	$ 842,407	$ 640,895
Percentage of subsequent collection	53.00%	100.00%
4 To 6 Months [Member] | Subsequent Collection [Member] | Accounts Receivable by Aging Bucket [Member] | One Eighty Holdings Ltd [Member]
Accounts receivable, gross		$ 600,305	$ 146,825
Percentage of subsequent collection		94.00%	100.00%
Over 6 Months [Member] | One Eighty Holdings Ltd [Member]
Accounts receivable, gross		$ 10,174
Over 6 Months [Member] | Accounts Receivable by Aging Bucket [Member] | One Eighty Holdings Ltd [Member]
Accounts receivable, gross		10,174	$ 164,976
Over 6 Months [Member] | Subsequent Collection [Member] | One Eighty Holdings Ltd [Member]
Accounts receivable, gross		$ 9,301
Percentage of subsequent collection		91.00%
Over 6 Months [Member] | Subsequent Collection [Member] | Accounts Receivable by Aging Bucket [Member] | One Eighty Holdings Ltd [Member]
Accounts receivable, gross		$ 1,984	$ 153,714
Percentage of subsequent collection		20.00%	93.00%